Fixed Assets and Construction in Progress	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Fixed Assets and Construction in Progress

Note 8 – Fixed Assets and Construction in Progress

Fixed assets consist of the following at September 30, 2017 and December 31, 2016, respectively:

	September 30, 2017	December 31, 2016
Office equipment	$95,336	$60,968
Website development costs	99,880	99,880
Furniture and fixtures	16,075	2,730
Leasehold improvements	373,842	-
Total	585,133	163,578
Less accumulated depreciation	(177,300)	(134,450)
Fixed assets, net	$407,833	$29,128

Construction in progress is stated at cost, which includes the cost of construction and other indirect costs attributable to the construction. No provision for depreciation is made on construction in progress until such time as the relevant assets are completed and put into use. Construction in progress was $314,146 and $239,220 at September 30, 2017 and December 31, 2016, respectively.

Depreciation and amortization expense totaled $42,850 and $21,583 for the nine months ended September 30, 2017 and 2016, respectively.

Note 7 – Fixed Assets and Construction in Progress

Fixed assets consist of the following at December 31, 2016 and 2015, respectively:

	December 31,	December 31,
	2016	2015
Office equipment	$60,968	$48,884
Website development costs	99,880	99,880
Furniture and fixtures	2,730	2,730
Total	163,578	151,494
Less accumulated depreciation	(134,450)	(110,366)
Fixed assets, net	$29,128	$41,128

Construction in progress is stated at cost, which includes the cost of construction and other indirect costs attributable to the construction. No provision for depreciation is made on construction in progress until such time as the relevant assets are completed and put into use. Construction in progress at December 31, 2016, represents leasehold improvements under construction. As of December 31, 2016, the Company incurred and capitalized in Construction in Progress $239,220.

Depreciation and amortization expense totaled $24,084 and $30,143 for the years ended December 31, 2016 and 2015, respectively.

On November 9, 2015, the Company sold plastic injection molding equipment with a net book value of $6,500 for net proceeds of $4,400, resulting in a loss on disposal of $2,100. In addition, a total of $10,754 of warehouse equipment was disposed of on November 30, 2015, resulting in a total loss on disposal of fixed assets of $12,854 for the year ended December 31, 2015.